Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Supply/Service Agreements	Computer system	Goodwill	Total
	RM	RM	RM	RM
June 30, 2025

Cost
As of July 1	31,864,594	108,183,437	29,884,537	169,932,568
Additions	-	-	-	-
Written off	-	(30,183,437)	-	(30,183,437)
As of June 30	31,864,594	78,000,000	29,884,537	139,749,131

Accumulated amortization and impairment loss
As of July 1	(9,824,916)	(71,348,434)	-	(81,173,350)
Charge for the year	(3,186,459)	(15,744,999)	-	(18,931,458)
Written off	-	29,893,433	-	29,893,433
Impairment loss	-	(8,044,989)	(7,734,427)	(15,779,416)
As of June 30	(13,011,375)	(65,244,989)	(7,734,427)	(85,990,791)

Net carrying amount
As of June 30, 2025	18,853,219	12,755,011	22,150,110	53,758,340

	Supply/Service Agreements	Computer system	Goodwill	Total
	RM	RM	RM	RM
June 30, 2024

Cost
As of July 1, 2023 and June 30, 2024	31,864,594	108,183,437	29,884,537	169,932,568

Accumulated amortization
As of July 1	(6,638,457)	(46,663,255)	-	(53,301,712)
Charge for the year	(3,186,459)	(24,685,179)	-	(27,871,638)
As of June 30	(9,824,916)	(71,348,434)	-	(81,173,350)

Net carrying amount
As of June 30, 2024	22,039,678	36,835,003	29,884,537	88,759,218